Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)	$ (187,622)	$ 183,312	$ 245,942
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	174,970	167,213	139,047
Impairment charges	290,508
Loss on extinguishment of debt	3,455	1,207
Deferred income tax provision	4,333	11,607	13,812
Non-cash compensation charge	6,283	4,894	3,258
Gains on disposals of assets	(5,877)	(2,395)	(3,315)
Provision for loss on receivables, net of recoveries	(1,276)	2,099	129
Fair value adjustment of contingent consideration		(3,448)	1,260
Other, net	1,096	506	(500)
Changes in operating assets and liabilities:
Accounts receivable	4,840	12,554	(12,096)
Inventories	15,174	(11,885)	10,963
Accounts payable and accrued liabilities	(167)	(28,257)	27,188
Taxes payable	(16,738)	(24,921)	28,316
Other current assets and liabilities, net	2,114	24,892	(21,341)
Net cash flows provided by operating activities	291,053	337,378	432,663
Cash flows from investing activities:
Capital expenditures, including capitalized interest	(251,158)	(291,694)	(314,047)
Proceeds from disposition of property, plant and equipment	12,086	7,488	8,346
Net cash flows used in investing activities	(239,072)	(284,206)	(305,701)
Cash flows from financing activities:
Revolving credit borrowings and (repayments), net		(47,901)	3,814
Term loan borrowings	775,000
Debt issuance costs	(9,235)		(3,442)
Debt and capital lease repayments			(4,075)
Term loan repayments		(82,762)	(10,047)
Dividends paid	(27,790)
Distributions to Oil States	(750,000)
Contributions from Oil States	28,257	160,998	15,267
Net cash flows provided by financing activities	16,232	30,335	1,517
Effect of exchange rate changes on cash	(29,027)	(20,775)	843
Net change in cash and cash equivalents	39,186	62,732	129,322
Cash and cash equivalents, beginning of period	224,128	161,396	32,074
Cash and cash equivalents, end of period	$ 263,314	$ 224,128	$ 161,396